UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Providence Equity Partners L.L.C.
Address:    50 Kennedy Plaza, 18th Floor
            Providence, RI 02903

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert S. Hull
Title: Chief Financial Officer, Providence Equity Partners L.L.C. and related Providence entities
Phone:    401-751-1700

Signature, Place, and Date of Signing:


/s/ Robert S. Hull          Providence,  RI                   February 14, 2011
--------------------------------------------------------------------------------
     [Signature]             [City, State]                          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                            ----------
Form 13F Information Table Entry Total:          4
                                            ----------
Form 13F Information Table Value Total:     $1,026,897
                                            ----------
                                           (thousands)


List of Other Included Managers.

NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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
                                               FORM 13F INFORMATION TABLE

   COLUMN 1        COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
   --------        --------  --------  -------- -----------------------   --------    --------         --------

                    TITLE                                                                           VOTING AUTHORITY
                     OF                 VALUE    SHRS OR    SH/   PUT/    INVESTMENT  OTHER
NAME OF ISSUER      CLASS     CUSIP    (x1000)   PRN AMT    PRN   CALL    DISCRETION  MANAGERS   SOLE   SHARED    NONE
--------------      -----     -----    -------   -------    ---   ----    ----------  --------   ----   ------    ----
Archipelago
Learning, Inc.    Common    03956P102  $120,407  12,273,954  SH            SOLE                12,273,954

Education
Management
Corporation       Common    28140M103  $739,342  40,847,599  SH            SOLE                40,847,599

ITT Educational
Services, Inc.    Common    45068B109   $94,491   1,483,610  SH            SOLE                 1,483,610

Warner Music
Group Corp.       Common    934550104   $72,657  12,905,389  SH            SOLE                12,905,389
